CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 55,222	$ 50,937
Restricted cash	9,766	15,867
Bank deposits	34,002	24,568
Accounts receivable, net	70,442	54,306
Prepaid expenses and other current assets	7,125	9,805
Total current assets	176,557	155,483
Deferred tax assets, net	1,575	1,518
Investments	249	326
Deposits	2,564	4,545
Restricted cash	2,037	4,590
Property and equipment, net	5,194	6,276
Operating lease right of use assets	7,398	10,201
Goodwill	668	646
Other assets	854	1,048
Total assets	197,096	184,633
CURRENT LIABILITIES:
Notes payable-banks	209	122
Accounts payable	6,601	8,720
Accrued expenses and other current liabilities	52,470	41,707
Value added tax (VAT) payable	10,759	7,703
Income taxes payable	6,652	6,105
Operating lease liabilities, current	3,804	3,969
Total current liabilities	80,495	68,326
Convertible notes payable to a related party	0	1,104
Operating lease liabilities, non-current	3,645	6,375
Other liabilities	22,038	29,214
Total liabilities	106,178	105,019
COMMITMENTS AND CONTINGENCIES
REDEEMABLE NON-CONTROLLING INTERESTS	93,521	89,974
SHAREHOLDERS' DEFICIT:
Common stock, €0.45 par value; 150,000,000 shares authorized as of December 31, 2023 and 2022. 37,433,333 shares issued and outstanding as of December 31, 2023 and 2022.	19,186	19,186
Additional paid-in capital	17,818	16,604
Accumulated deficit	(31,440)	(38,521)
Accumulated other comprehensive loss	(8,117)	(8,186)
Treasury shares	(1,518)	0
Non-controlling interests in subsidiaries	1,468	557
Total shareholders' deficit	(2,603)	(10,360)
Total liabilities and shareholders' deficit	$ 197,096	$ 184,633